RECOVERABLE TAXES - Summary of Current Tax Assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
RECOVERABLE TAXES
ICMS on purchase of goods	[1]	R$ 561,224	R$ 704,018
Taxes on purchase of goods – foreign subsidiaries		214,699	245,955
ICMS on purchases of property, plant and equipment and purchase of goods		15,912	14,365
PIS and COFINS on purchase of property, plant and equipment and purchase of goods	[2]	620,631	950,307
Withholding PIS, COFINS and CSLL		1,671	1,671
Tax on Manufactured Goods - IPI	[3]	127,127	152,686
Other		179,673	199,276
Total		1,720,937	2,268,278
Current		608,530	911,410
Non-current		R$ 1,112,407	R$ 1,356,868

[1]	Tax credits related to the tax on the circulation of goods, interstate and inter-municipal transport and communication services (ICMS) were generated mainly by purchases, whose tax rate is higher than the average of sales. The Company expects to realize these credits during the ordinary course of business through offsetting with sales operations in the domestic market.
[2]	The accumulated tax credits of PIS and COFINS basically arise from credits on purchases of raw materials used in the production and from purchase of property, plant and equipment, as well as credits arising out of the exclusion of ICMS from the calculation basis of the PIS/COFINS. The realization of these credits normally occurs through offsetting with sales operations in the domestic market.
[3]	The balance will be used to offset IPI (Taxes over industrialized products) payable in future operations of the Company.